Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties
Related Parties

Subsidiaries of the Company earned revenue of $633,000 (2017: $743,000) from DS Biopharma Limited (formerly Dignity Sciences Limited) during the year. Dr. John Climax is Chief Executive Officer and both Dr. John Climax and Dr. Ronan Lambe are Directors and shareholders of DS Biopharma Limited. $338,000 was recorded as due from DS Biopharma Limited at December 31, 2018. The contract terms were agreed on an arm’s length basis.

During the year ended December 31, 2017, personal expenses totaling $178,000 were settled by the Company on behalf of Mr. Ciaran Murray. Payment was received in advance from Mr. Murray in respect of these expenses. The Company transferred ownership of an asset at fair value ($77,000) to Mr. Ciaran Murray effective November 1, 2017. Payment was received in full in January 2018.

On July 22, 2016, Mr. Thomas Lynch retired as a Director of the Company, having previously resigned as Chairman of the Company in March 2016. A charge of €231,750 was recorded during 2018 in respect of consultancy services provided by a company controlled by Mr. Lynch. $64,000 was recorded as due to Mr. Lynch under the terms of the agreement at December 31, 2018.